Group Information - Summary of Information about Parent Company (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
BioNTech | AT Impf GmbH
Disclosure of subsidiaries [line items]
Ownership of ordinary shares in BioNTech (in %)	40.30%	42.44%